Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring	$ 0	$ 9,729
Restructuring reserve	3,146		$ 6,999	$ 6,022
Personnel related liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	500
Facility liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	2,600
Restructuring reserve, current	800
Restructuring reserve, noncurrent	$ 1,800